CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY(DEFICIT) ¥ in Thousands, $ in Thousands	Equity attributable to owners of parent CNY (¥)	Share capital CNY (¥)	Share capital USD ($)	Share premium CNY (¥)	Treasury Shares CNY (¥)	Share-based Compensation reserve CNY (¥)	Other reserve CNY (¥)	Other comprehensive losses CNY (¥)	Accumulated losses CNY (¥)	Non-controlling interests. CNY (¥)	CNY (¥)	USD ($)
Opening balance at Dec. 31, 2019		¥ 17	$ 3		¥ (3,578)	¥ 73,440	¥ 24,903	¥ (29,136)	¥ (1,843,977)		¥ (1,778,331)
Comprehensive loss
Loss for the year									(3,069,043)		(3,069,043)
Exchange differences								(151,142)			(151,142)
Changes in fair value of financial instruments with preferred rights due to own credit risk								(72)			(72)
Total comprehensive loss for the year								(151,214)	(3,069,043)		(3,220,257)
Transfer of accumulated fair value change due to own credit risk of financial instruments with preferred rights upon conversion								27,355	(27,355)
Transactions with owners
Conversion of financial instruments with preferred rights into ordinary shares		31	4	¥ 4,999,780							4,999,811
Issuance of ordinary shares		11	2	1,657,782							1,657,793
Vesting of restricted shares					3,578	(8,283)	8,283				3,578
Share-based compensations						29,951					29,951
Total Transactions with owners		42		6,657,562	¥ 3,578	21,668	8,283				6,691,133
Ending balance at Dec. 31, 2020	¥ 1,692,545	59	9	6,657,562		95,108	33,186	(152,995)	(4,940,375)		1,692,545
Comprehensive loss
Loss for the year	(496,238)								(496,238)	¥ (6,360)	(502,598)
Exchange differences	(39,358)							(39,358)			(39,358)
Changes in fair value of financial instruments with preferred rights due to own credit risk											0
Total comprehensive loss for the year	(535,596)							(39,358)	(496,238)	(6,360)	(541,956)
Transactions with owners
Exercise of awards	2,169	2		53,672		(51,505)					2,169
Capital injection from non-controlling interests										10,821	10,821
Others	(7,671)						(7,671)				(7,671)
Share-based compensations	54,144					54,144					54,144
Total Transactions with owners	48,642	2		53,672		2,639	(7,671)			10,821	59,463
Ending balance at Dec. 31, 2021	1,205,591	61	9	6,711,234		97,747	25,515	(192,353)	(5,436,613)	4,461	1,210,052
Comprehensive loss
Loss for the year	(808,403)	0							(808,403)	(2,227)	(810,630)	$ (117,530)
Exchange differences	129,098	0						129,098			129,098
Total comprehensive loss for the year	(679,305)	0						129,098	(808,403)	(2,227)	(681,532)	(98,812)
Transactions with owners
Exercise of awards	843	0		23,671		(22,828)					843
Others	1,500	0					1,500				1,500
Share-based compensations	17,493	0				17,493					17,493
Total Transactions with owners	19,836	0		23,671		(5,335)	1,500				19,836
Ending balance at Dec. 31, 2022	¥ 546,122	¥ 61	$ 9	¥ 6,734,905		¥ 92,412	¥ 27,015	¥ (63,255)	¥ (6,245,016)	¥ 2,234	¥ 548,356	$ 79,504